CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 248,419	$ 333,307	$ 345,221
Cost of revenue	196,569	290,461	311,994
GROSS PROFIT	51,850	42,846	33,227
Operating expenses:
Research and development	6,541	5,060	3,657
Goodwill impairment			1,563
Selling, general and administrative	37,239	33,063	34,924
Total operating expenses	43,780	38,123	40,144
OPERATING INCOME (LOSS)	8,070	4,723	(6,917)
Equity income (loss) from investment in affiliate	(790)	91	124
Other expenses, net	(1,288)	(10,518)	(3,586)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	5,992	(5,704)	(10,379)
Income tax expenses	590	1,549	685
INCOME (LOSS) FROM CONTINUING OPERATIONS	5,402	(7,253)	(11,064)
Loss from discontinued operations			(289)
NET INCOME (LOSS)	5,402	(7,253)	(11,353)
Net income (loss) attributable to non-controlling interests	999	789	(123)
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 4,403	$ (8,042)	$ (11,230)
BASIC NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Income (loss) from continuing operations	$ 0.12	$ (0.26)	$ (0.47)
Loss from discontinued operations			(0.01)
Net income (loss)	$ 0.12	$ (0.26)	$ (0.48)
Basic weighted average number of shares	35,827,854	30,524,461	23,415,068
DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Income (loss) from continuing operations	$ 0.11	$ (0.26)	$ (0.47)
Loss from discontinued operations			(0.01)
Net income (loss)	$ 0.11	$ (0.26)	$ (0.48)
Diluted weighted average number of shares	38,424,718	30,524,461	23,415,068
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 5,402	$ (7,253)	$ (11,353)
Other Comprehensive Income - Translation adjustments	20	79	669
Comprehensive income (loss)	5,422	(7,174)	(10,684)
Comprehensive income (loss) attributable to non-controlling interests	1,106	795	(123)
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 4,316	$ (7,969)	$ (10,561)